Note 14 - Stock Compensation Plans - Status of Shares Under the RRP and Stock Incentive Plan (Details) - The RRP and Stock Incentive Plan [Member] - Restricted Stock [Member] - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Unvested at the beginning of the year (in shares)	48,608	10,061
Unvested at the beginning of the year, weighted average grant date fair value (in dollars per share)	$ 13.30	$ 8.10
Granted, number of shares (in shares)		48,608
Granted, weighted average grant date fair value (in dollars per share)		$ 13.30
Vested, number of shares (in shares)	(9,721)	(9,661)
Vested, weighted average grant date fair value (in dollars per share)	$ 13.30	$ 8.10
Forfeited, number of shares (in shares)		(400)
Forfeited, weighted average grant date fair value (in dollars per share)		$ 8.10
Unvested at the end of the year (in shares)	38,887	48,608
Unvested at the end of the year, weighted average grant date fair value (in dollars per share)	$ 13.30	$ 13.30